Expense Example	Feb. 03, 2025 USD ($)
Macquarie Focused International Core ETF | Class - Macquarie Focused International Core ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Macquarie Focused SMID Cap Core ETF | Class - Macquarie Focused SMID Cap Core ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Macquarie Tax-Free USA Intermediate ETF | Class - Macquarie Tax-Free USA Intermediate ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Macquarie Tax-Free USA ETF | Class - Macquarie Tax-Free USA ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Macquarie National High-Yield Municipal Bond ETF | Class - Macquarie National High-Yield Municipal Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	$ 157